July 5, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus BASIC Money Market Fund, Inc.
            1933 Act File No.:  33-46490
            1940 Act File No.:  811-6604
            CIK No.:  0000885409

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 33 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 27, 2016.

Please address any comments or questions to my attention at 212-922-6838.

Sincerely,

/s/ Loretta Johnston
Loretta Johnston
Supervisory Paralegal